PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS	PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consist of the following as of December 31, 2021 and 2020 (in thousands):

	2021	2020
Insurance	$3,482	$107
Vendor advances	1,103	473
Accounts receivable	517	—
Other	259	213
Total prepaid expenses and other current assets	$5,361	$793